Submission	Nov. 01, 2024
Submission [Line Items]
Central Index Key	0000916076
Registrant Name	Martin Marietta Materials, Inc.
Registration File Number	333-271686
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES